Segment Reporting - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 26,168	$ 23,669	$ 24,677
Finance and interest income	1,193	1,203	1,235
Net revenues	27,361	24,872	25,912
Depreciation and amortization	725	716	699
Expenditures for long-lived assets	492	503	656
Agricultural Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	11,130	10,120	11,025
Depreciation and amortization	316	309	303
Expenditures for long-lived assets	208	194	308
Construction Equipment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,626	2,304	2,542
Depreciation and amortization	65	69	70
Expenditures for long-lived assets	36	36	47
Commercial Vehicles [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	10,415	9,553	9,542
Depreciation and amortization	211	208	198
Expenditures for long-lived assets	152	173	182
Powertrain [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	4,372	3,707	3,560
Depreciation and amortization	127	124	123
Expenditures for long-lived assets	90	96	112
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	26,168	23,669	24,677
Finance and interest income	122	153	201
Net revenues	26,290	23,822	24,878
Depreciation and amortization	720	710	694
Expenditures for long-lived assets	488	501	653
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	26,168	23,669	24,677
Depreciation and amortization	720	710	694
Expenditures for long-lived assets	488	501	653
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(2,375)	(2,015)	(1,992)
Industrial Activities [Member] | Corporate Non Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	1
Expenditures for long-lived assets	2	2	4
Financial Services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,625	1,570	1,603
Net revenues	1,625	1,570	1,603
Depreciation and amortization	5	6	5
Expenditures for long-lived assets	4	2	3
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Finance and interest income	1,625	1,570	1,603
Depreciation and amortization	5	6	5
Expenditures for long-lived assets	4	2	3
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ (432)	$ (367)	$ (368)